Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2017	2016	2015

Current tax (benefit)/expense:
Bermuda	—	—	—
Foreign	(7.1)	21.8	19.5
Deferred tax expense:
Foreign	(8.3)	(8.7)	15.5
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	(6.3)	22.2	44.1

Effective tax rate	2.2%	-73.5%	-347.2%

Income tax reconciliation
The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2017	2016	2015
Income taxes at statutory rate	—	—	—
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of unremitted earnings of subsidiaries	2.7	(3.5)	21.4
Effect of taxable income in various countries	(18.1)	16.6	13.6
Total	(6.3)	22.2	44.1

Net deferred tax assets (liabilities)
The net deferred tax assets (liabilities) consist of the following:

Deferred tax assets:

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Loss carry forward	12.8	13.5
Other	—	—
Gross deferred tax asset	12.8	13.5
Valuation allowance related to net operating losses carried forward	(12.8)	(13.5)
Net deferred tax asset	—	—

Deferred tax liability:

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Long term maintenance	18.6	30.0
Unremitted Earnings of Subsidiaries	20.6	17.9
Other	0.1	0.5
Gross deferred tax liability	39.3	48.4

Net deferred tax liability	39.3	48.4

Reconciliation of uncertain tax positions
As of December 31, 2017, we had uncertain tax positions of $7.9 million, of which $1.2 million was included in other current liabilities and $6.7 million was included in other non-current liabilities. The changes to our uncertain tax positions were as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2017	2016	2015
Balance beginning of period	7.9	—	—
Increases as a result of positions taken in prior periods	—	7.9	—
Balance end of period	7.9	7.9	—

Schedule of earliest tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United Kingdom	2011
Norway	2013